DEBT AND CREDIT AGREEMENTS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT AND CREDIT AGREEMENTS	DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under its commercial paper program which has a maximum authorized amount of $2,300 million. These short-term notes are denominated in Canadian dollars with varying maturities of up to 365 days. The commercial paper program is supported by the Company’s committed and unsecured revolving standby credit facilities totalling $3,050 million (Operating Credit Facilities).
As at December 31, 2025, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities[1,2]	June 2030	3,050	—
1 On June 1, 2024, Hydro One increased the committed amount under the Operating Credit Facilities by $750 million.
2 On June 1, 2025, the maturity dates for the Operating Credit Facilities were extended from June 2029 to June 2030.
The Company may use the Operating Credit Facilities for working capital and general corporate purposes. If used, interest on the Operating Credit Facilities would apply based on Canadian benchmark rates. The Operating Credit Facilities include a pricing adjustment which can increase or decrease Hydro One’s cost of funding based on its performance on certain sustainability performance measures, which are related to Hydro One's sustainability goals. The obligation of each lender to extend credit under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Long-Term Debt
The following table presents long-term debt outstanding as at December 31, 2025 and 2024:

As at December 31 (millions of dollars)	2025	2024
1.76% Series 45 notes due 2025	—	400
2.97% Series 40 notes due 2025	—	350
5.54% Series 57 notes due 2025[1]	—	400
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[2]	425	425
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
3.94% Series 61 notes due 2032	450	—
4.16% Series 54 notes due 2033	450	450
3.90% Series 64 notes due 2033	1,200	—
6.35% Series 4 notes due 2034	385	385
4.39% Series 59 notes due 2034	550	550
4.25% Series 60 notes due 2035	1,075	1,075
4.30% Series 62 notes due 2035	300	—
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	675	675
4.85% Series 58 notes due 2054	1,000	1,000
4.95% Series 63 notes due 2055	350	—
4.80% Series 65 notes due 2056	400	—
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt	18,620	17,070

Add: Net unamortized debt premiums	39	41
Add: Realized mark-to-market gain[1]	—	3
Less: Unamortized deferred debt issuance costs	(66)	(59)
Total long-term debt	18,593	17,055
1 In October 2023, Hydro One entered into a $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes matured October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which had been amortized over the term of the related note.
[2] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin.
As at December 31, 2025, long-term debt of $18,620 million (2024 - $17,070 million) was outstanding, the majority of which was issued under Hydro One’s MTN Program. In February 2024, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which expires in March 2026.
In 2025, Hydro One issued long-term debt totalling $2,700 million (2024 - $2,750 million) and repaid long-term debt of $1,150 million (2024 - $700 million) under the MTN Program.
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2025	2024
Current liabilities:
Long-term debt payable within one year	925	1,150
Long-term liabilities:
Long-term debt	17,668	15,905
Total long-term debt	18,593	17,055
Principal and Interest Payments
As at December 31, 2025, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	925	786	2.8
Year 2	—	769	—
Year 3	750	751	4.9
Year 4	1,100	724	3.5
Year 5	800	675	4.8
	3,575	3,705	3.9
Years 6-10	5,760	2,800	4.2
Thereafter	9,285	4,927	4.5
	18,620	11,432	4.3